Investments - Investment Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Net Investment Income [Line Items]
Investment Income	$ 11,933	$ 9,445	$ 21,696	$ 18,187
Investment expense	(560)	(2,169)	(1,029)	(4,334)
Repurchase agreements interest expense	(52)	(95)	(132)	(199)
Net investment income	11,321	7,181	20,535	13,654
Cash and short term investments
Net Investment Income [Line Items]
Investment Income	7	3	17	5
Fixed maturities
Net Investment Income [Line Items]
Investment Income	$ 11,926	$ 9,442	$ 21,679	$ 18,182